Revenue - Timing of Billing and Performance (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue recognized that was included in the deferred revenue balance	$ 3,151,080	$ 3,962,270	$ 4,349,278	$ 5,667,532
Revenue recognized from performance obligations partially satisfied in previous periods	$ 3,170,297	$ 6,322,520	$ (74,540)	$ 0